13. Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets - Goodwill
Breakdown

Based on the assumptions described bellow, no impairment loss was recognized for goodwill at December 31, 2020, 2019 and 2018.

Thousand of reais	2020	2019	2018

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,215,749	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda, (Super)	-	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
Return Capital Serviços de Recuperação de Créditos S.A. (Current Company name of Ipanema Empreendimentos e Participações S.A.)	24,346	24,346	27,630
Santander Brasil Tecnologia S.A.	16,381	16,382	16,382
Total	28,360,137	28,375,004	28,378,288

Main assumptions

	Commercial Banking
	2020	2019	2018
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual (1)	4.3%	4.8%	5.1%
Discount rate (2)	12.4%	12.5%	13.6%

(1) The projections of cash flow are prepared using management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM), The discount rate before tax is 19.56% (2019 – 17.88% and 2018 – 19.33%).

Changes of goodwill
Thousand of reais	2020	2019	2018

Balance at beginning of the year	28,375,004	28,378,288	28,364,256
Additions (loss):
Super (Note 3)	(13,050)	-	-
Banco ABN Amro Real S.A. (Banco Real)	(1,817)	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	-	(3,284)	(490)
Produban Serviços de Informática S.A.	-	-	16,382
Others	-	-	(1,860)
Balance at end of the year	28,360,137	28,375,004	28,378,288